Thornburg Limited Term Income Funds

As of 3-31-97



                               A Shares       C Shares       I Shares

SEC Yield                      6.01%          5.76%          6.49%
NAV                            $12.15         $12.12         $12.15
Max. Offering Price            $12.46         $12.12         $12.15




1 Year                         4.65%          6.91%          NA
3 Year                         5.80%          NA             NA
Since Inception                5.67%          6.76%          6.70%*
(Inception Date)               (10/1/92)      (9/1/94)       (7/5/96)





                               A Shares      C Shares     I Shares

SEC Yield                         6.16%      5.83%         6.70%
NAV                             $12.13      $12.18         $12.13
Max. Offering Price             $12.44      $12.18         $12.13



1 Year                          1.81%       3.94%        NA
5 Year                          5.24%         NA           NA
Since Inception                 6.84%       5.79%        4.88%*
(Inception Date)             (11/16/87)   (9/1/94)          (7/5/96)

                            * Not Annualized.
          **Shares are not guaranteed by the U.S. Government.
                 The investment return and principal
                 value of an  investment  in the
                 funds will  fluctuate  so that,
                 when  redeemed,  an  investor's
                 shares  may be  worth  more  or
                 less than their original cost.
            Maximum sales charge of the Funds' Class A shares is 2.50%. The data quoted represent past performance and may not be construed as a guarantee of future results.

Semi-Annual Report for Thornburg Limited Term Income Funds

Letter to Shareholders                                3

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND

Statement of Assets and Liabilities                   6
Statement of Operations                               7
Statements of Change in Net-Assets                    8
Notes to Financial Statements                        10
Financial Highlights                                 16
Portfolio / Schedule of Investment                   22

THORNBURG LIMITED TERM INCOME FUND
Statement of Assets and Liabilities                   6
Statement of Operations                               7
Statements of Change in Net-Assets                    9
Notes to Financial Statements                        10
Financial Highlights                                 19
Portfolio / Schedule of Investment                   25

l e t t e r  t o  s h a r e h o l d e r s  (continued)

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Thornburg Limited Term Income Fund and Thornburg Limited Term U.S. Government Fund for the six month period ending March 31, 1997. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.15. If you were invested for the entire period, you received dividends of 38.4 cents per share. If you reinvested your dividends, you received 38.9 cents per share. Investors who owned C shares received 35.8 and 36.3 cents per share, respectively. Investors who owned I shares received 40.3 and 40.8 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.13. If you were invested for the entire period, you received dividends of 38.0 cents per share. If you reinvested your dividends, you received 38.2 cents per share. Investors who owned C shares received 35.2 and 35.6 cents per share, respectively. Investors who owned I shares received
39.9 and 40.5 cents per share, respectively.
Please read the accompanying exhibits for more detailed information and history.

The last six months have seen changes in the public perception of the direction of interest rates. After a slight slow down in the economy last summer, people were expecting interest rates to continue to go lower. However, the strength in the economy reasserted itself in the last quarter of 1996 and the first quarter of 1997. This prompted the Federal Reserve Open Market Committee to tighten interest rate policy in its March meeting. So now, after initially falling in the fourth quarter, interest rates are a little higher than they were six months ago. It still would not surprise me to see interest rates rise a little over the next year. The economic reports, while mixed, are generally showing a US economy that is moving along steadily and the economies of other developed countries are firming as well.

The Dow Jones Industrial Average has recently reached another record level. Investors are still pouring money into the stock market. It might be a good time to see whether the outsized gains over the last couple of years have unbalanced the asset allocation of your investment portfolio. It might be a little more heavily weighted in stocks than you intended. It could be time to look at adding more intermediate bonds to your portfolio to balance the asset allocation. The yield level of intermediate bonds is currently about 3 times the dividend yield of the S&P 500 (currently about 2%). Intermediate bonds can provide a stabilizing presence to the principal value of a portfolio. Intermediate bonds have only had 1 down year on a total return basis in the last 25 years, according to a study by Ibbotson Associates. And according to that same study, intermediate bonds have historically provided about 160% of the return of Treasury Bills. Take a look at the charts (inside back cover) which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.

Your funds are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. A bond due in May 2002 will be worth 100 when it matures. It may be worth 96 or 104 in the open market today, but it will be worth 100 when it matures. Think about that. Nothing has happened in the last several years of rising and falling interest rates to change the ultimate maturity value of most of the bonds you own through investment in these funds. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time.

Thank you for investing in our funds. Intermediate bonds have proven to be a sensible part of a portfolio. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.


Sincerely,



Steven J. Bohlin
Managing Director

s t a t e m e n t s   o f   a s s e t s   a n d   l i a b i l i t i e s

Thornburg Investment Trust                 Limited Term           Limited Term
March 31, 1997                            U. S. Government         Income
(unaudited)                                   Fund                  Fund

ASSETS

Investments at value (cost $136,952,269
and $33,430,262, respectively)           $137,681,415            $33,830,860
Cash                                            2,857                 36,022
Receivable for fund shares sold               747,381                168,977
Receivable for investments sold                76,842                   --
Interest receivable at market value         1,589,046                569,559
Principal receivable                          165,172                 20,502
Prepaid expenses and other assets              33,479                 73,657

           TOTAL ASSETS                   140,296,192             34,699,577

LIABILITIES

Payable for fund shares redeemed              226,865                 17,023
Accounts payable and accrued expenses         176,453                 87,170
Dividends payable                             228,596                 75,137

           TOTAL LIABILITIES                  631,914                179,330

NET ASSETS                               $139,664,278            $34,520,247

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($135,273,153 and                              $12.13                 $12.15
$27,485,432 applicable to 11,151,859
and 2,262,691 shares of
beneficial interest outstanding - Note 4)

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)        .31                    .31

         Maximum Offering Price Per Share      $12.44                 $12.46

Class C Shares:
Net asset value and offering price
per share* ($4,206,948                         $12.18                 $12.12
and $4,968,019 applicable to 345,330 and 409,862 shares of beneficial interest outstanding - Note 4)

Class I Shares:
Net asset value, offering and redemption
price per share ($184,178                      $12.13                  $12.15
and $2,066,796 applicable to 15,188
and 170,158 shares of beneficial
interest outstanding  - Note 4)

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements.

s t a t e m e n t s  o f  o p e r a t i o n s

Thornburg Investment Trust
Six Months Ended March 31, 1997
(unaudited)


INVESTMENT INCOME:
Interest income (net of premium amortized of $147,348 and
$39,072, respectively)                    $  5,081,548   $  1,095,981
EXPENSES:
Investment advisory fees                       267,786         75,802

Administration fees (Note 3)
Class A Shares                                  86,938         15,669
Class C Shares                                   2,253          2,494
Class I Shares                                      28            315

Distribution and service fees (Note 3)
Class A Shares                                 169,269         30,066
Class C Shares                                   9,012          9,975
Transfer agent fees                             68,497         26,801
Custodian fees                                  55,355         24,685
Registration and filing f                       24,996         19,776
Professional fe                                 13,335          4,647
Accounting fees                                  7,978          1,745
Other expenses                                  11,887          6,899

TOTAL EXPENSES                                 717,334        218,874

Less:
Expenses deferred by investment adviser
(Note 3)                                       (18,789)      (60,380)

NET EXPENSES                                   698,545        158,494

NET INVESTMENT INCOME                        4,383,003        937,487

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net realized gain (loss) on:
Investments                                   (117,740)        10,010
Foreign currency transactions                     --            3,854
                                              (117,740)        13,864
Net unrealized depreciation on:
Investments                                 (1,102,012)      (309,407)
Foreign currency translation                      --           (4,297)
                                            (1,102,012)      (313,704)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS                         (1,219,752)      (299,840)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $  3,163,251   $    637,647

See notes to financial statements.


s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Limited Term U. S.  Government Fund
(unaudited)

                                          Six Months Ended       Year Ended
                                          March 31, 1997     September 30, 1996
                                          -------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                     $4,383,003                 $8,845,210
Net realized gain (loss) on
investments sold                          (117,740)                      72,307
Unrealized depreciation of investments    (1,102,012)                (1,945,835)
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS      3,163,251                   6,971,682

DIVIDENDS TO SHAREHOLDERS:
From net investment income
      Class A Shares                      (4,276,257)                (8,688,345)
      Class C Shares                      (103,040)                    (156,731)
      Class I  Shares                     (3,706)                          (134)

FUND SHARE TRANSACTIONS - (Note 4):
      Class A Shares                      (3,063,932)                (1,502,761)
      Class C Shares                      1,470,489                     600,667
      Class I Shares                      178,432                         8,859

NET DECREASE IN NET ASSETS                (2,634,763)                (2,766,763)
NET ASSETS:

     Beginning of period                   142,299,041              145,065,804
     End of period                        $139,664,278             $142,299,041


See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s (continued)

Thornburg Limited Term Income Fund
(unaudited)


                                  Six Months Ended               Year Ended
                                   March 31, 1997            September 30, 1996
                                 ---------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income               $937,487                         $1,593,704
Net realized gain on investments
sold                                  10,010                             91,112
Net realized gain(loss)on
foreign currency transactions          3,854                             (1,153)
Increase (Decrease) unrealized
appreciation of investments         (313,704)                           143,555
        NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS    637,647                          1,827,218

DIVIDENDS TO SHAREHOLDERS:
From net investment income:
      Class A Shares                (779,861)                        (1,472,722)
      Class C Shares                (116,329)                          (109,230)
      Class I  Shares                (41,297)                           (11,752)

FUND SHARE TRANSACTIONS - (Note 4):
       Class A Shares              4,265,302                             10,842
       Class C Shares              2,332,814                          1,647,565
       Class I  Shares             1,296,780                            778,309

NET INCREASE IN NET ASSETS         7,595,056                          2,670,230
NET ASSETS:

     Beginning of period          26,925,191                         24,254,961

     End of period               $34,520,247                        $26,925,191


See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Note 1 - ORGANIZATION

Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing four series of shares of beneficial interest in addition to those of the Funds:
Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. The Funds no longer offer Class B shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:

Valuation of Investments: In determining net asset value of the Funds, the Trust utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required.



When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Trust makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Funds net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Trust have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolios securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Investment Trust



Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six month ending March 31, 1997, these fees were payable at annual rates ranging from three-eighths of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and one-half of 1% to 11/40 of 1% of the average daily net assets of the Income Fund. Also, the Trust entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Funds, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which each Fund's shares are qualified for sale, the Adviser will reimburse each Fund for such excess. No such reimbursement was required as a result of this limitation. For the six month ended March 31, 1997, the Adviser voluntarily deferred certain operating expenses amounting to $18,789 and $60,380 for the Government Fund and Income Fund, respectively. These expenses may be repaid to the Advisor by the Fund, however such repayment will depend upon the overall level of the Fund's expenses for the entire year ending September 30, 1997.

The Trust have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six month ended March 31, 1997, the Distributor earned commissions aggregating $11,497 and $9,058 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $729 and $2,697 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.

The Trust has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Trust compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the period ended March 31, 1997, are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Trust is borne by the Trust.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Investment Trust

Note 4 - SHARES OF BENEFICIAL INTEREST:

At March 31, 1997, there were an unlimited number of shares of beneficial interest of each Fund authorized, and capital paid-in aggregated $146,633,998 and $34,984,689 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:

                                            Government Fund

                                   Six Months Ended           Year Ended
                                    March 31, 1997        September 30, 1996

                                   Shares      Amount        Shares      Amount
CLASS A SHARES:
Shares sold                       838,575  $10,305,086    1,926,637  $23,786,000
Shares issued to shareholders
       in reinvestment of
       distributions              232,027    2,850,566      469,904    5,800,674
Shares repurchased             (1,321,169) (16,219,584)  (2,516,201)(31,089,435)

Net Decrease                     (250,567) ($3,063,932)    (119,660)($1,502,761)


CLASS C SHARES:
Shares sold                       130,430   $1,609,952      149,217  $1,847,259
Shares issued to shareholders
       in reinvestment of
       distributions                7,448       91,817       10,922     135,261
Shares repurchased                (18,761)    (231,280)    (111,987) (1,381,853)

Net Increase                      119,117   $1,470,489       48,152    $600,667


CLASS I SHARES:
Shares sold                        87,386   $1,071,426          719      $8,724
Shares issued to shareholders
       in reinvestment of
       distributions                  317        3,469           11         135
Shares repurchased                (73,245)    (896,463)          --          --

Net Increase                       14,458     $178,432          730      $8,859


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Investment Trust

Note 4 - SHARES OF BENEFICIAL INTEREST (continued):

                                                      Income Fund

                                Six Months Ended           Year Ended
                                March 31, 1997          September 30, 1996

                                  Shares      Amount       Shares        Amount
CLASS A SHARES:
Shares sold                      486,550    $5,996,855     434,668   $5,275,181
Shares issued to shareholders
       in reinvestment of
       distributions            34,939        431,966       69,103      838,867
Shares repurchased              (174,990)  (2,163,519)    (505,218)  (6,103,206)

Net Increase (Decrease)         346,499    $4,265,302       (1,447)     $10,842


CLASS C SHARES:
Shares sold                     235,634    $2,908,932      167,611   $2,033,980
Shares issued to shareholders
       in reinvestment of
       distributions            8,811         108,539        8,173       98,796
Shares repurchased              (55,492)     (684,657)     (40,352)    (485,211)

Net Increase                    188,953    $2,332,814      135,432   $1,647,565


CLASS I SHARES:
Shares sold                     104,386    $1,288,361       64,202     $766,557
Shares issued to shareholders
       in reinvestment of
       distributions            3,164          39,745          969       11,752
Shares repurchased              (2,563)       (31,326)          --         --

Net Increase                    104,987    $1,296,780         65,171   $778,309






n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Investment Trust

Note 5 - SECURITIES TRANSACTIONS

For the six month ended March 31, 1997, portfolio purchase and sale transactions (excluding short-term securities) were $16,995,981 and $8,920,079 for the Government Fund and $15,054,815 and $1,583,932 for the Income Fund, respectively.

The cost of investments for Federal income tax purposes is $136,972,206 and $33,430,262 for the Government Fund and Income Fund, respectively. At March 31, 1997, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                        Government Fund                       Income Fund

Gross unrealized
    appreciation          $1,610,692                           $573,148

Gross unrealized
    depreciation            (881,546)                          (172,550)

Net unrealized
    appreciation            $729,146                           $400,598

Accumulated net realized losses from securities transactions included in net assets at March 31, 1997 aggregated $7,598,865 and $865,021 for the Government Fund and Income Fund, respectively.

For Federal income tax purposes, the Government Fund has capital loss carryforwards of $7,477,671 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 1997- $297,671,  September 30, 1998- $79,846,  September 30, 1999-
$14,742,  September  30,  2001-  $82,758,  September  30, 2002-  $4,590,434  and
September 30, 2003- $2,412,220.

For Federal income tax purposes, the Income Fund has capital loss carryforwards of $964,314 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002- $589,421 and September 30, 2003- $374,893.

f i n a n c i a l   h i g h l i g h t s




Thornburg Limited Term U. S. Government Fund

Per share operating performance
(for a share outstanding
throughout the period)
                                         Six Months
                               EndedYear Ended September 30,
                                      March 31, 1997         1996              1995           1994           1993           1992

Class of Shares:                             A                 A                A               A              A               A
                                             -------------------------------------              --             -               -

Net asset value, beginning of period         $12.24         $12.40              $12.03         $12.92         $12.83         $12.36
Income from investment operations:
Net investment income                        .38               .76                 .75            .67            .73            .84
Net realized and unrealized
     gain (loss) on investments              (.11)            (.16)                .37           (.89)           .09            .47
Total from investment operations             .27               .60                1.12           (.22)           .82           1.31
Less dividends from:
    Net investment income                    (.38)            (.76)               (.75)          (.67)          (.73)          (.84)
Change in net asset value                    (.11)            (.16)                .37           (.89)           .09            .47

Net asset value, end of period               $12.13         $12.24              $12.40         $12.03         $12.92         $12.83
Total return (a)                             2.18%          4.92%               9.66%         (1.72%)         6.61%         11.01%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                    6.15%(b)      6.11%               6.23%          5.38%          5.61%          6.56%
     Expenses, after expense reductions      .97%(b)         .99%                .99%           .95%          1.01%          1.00%
     Expenses, before expense reductions     .97%(b)         .99%                .99%           .95%          1.01%          1.10%

Portfolio turnover rate                      10.62%        23.27%              28.31%         80.58%         38.88%         34.82%
Net assets
    at end of period(000)                    $135,273        $139,510          $142,849       $177,439        $201,443     $126,095


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Limited Term U.S. Government Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                         Period from
                                          Six Months                                         September 1, (a)
                                             Ended           Year Ended September 30,        to September 30,
                                         March 31, 1997      1996             1995              1994
Class of Shares:                             C                 C                C                 C

Net asset value, beginning of period         $12.29         $12.45           $12.08            $12.21
Income from investment operations:
Net investment income                        .35               .71              .69               .06
Net realized and unrealized
    gain (loss) on investments               (.11)            (.16)             .37              (.13)
Total from investment operations             .24               .55             1.06              (.07)
Less distributions from:
    Net investment income                    (.35)            (.71)            (.69)             (.06)
Change in net asset value                    (.11)            (.16)             .37              (.13)

Net asset value, end of period               $12.18         $12.29           $12.45            $12.08

Total return (b)                             1.96%          4.51%            9.07%             (.50%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   5.71%(c)       5.72%            5.68%             5.45%(c)
     Expenses, after expense reductions      1.40%(c)       1.39%            1.52%             1.63%(c)
     Expenses, before expense reductions     1.74%(c)       2.35%            2.30%             1.63%(c)

Portfolio turnover rate                      10.62%        23.27%           28.31%            80.58%

Net assets at end of period (000)            $4,207         $2,780            $2,217           $1,005

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Limited Term U.S. Government Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                                  Period from
                                             Six Months                                              September 1, (a)
                                              Ended                  Year Ended September 30,        to September 30,
                                           March 31, 1997        1996                     1995              1994
Class of Shares:                               I                  I**                      B*                B

Net asset value, beginning of  period        $12.24            $12.14                    $12.07            $12.21
Income from investment operations:
Net investment income                        .40                  .20                       .69               .06
Net realized and unrealized
    gain (loss) on investments               (.11)                .10                       .35              (.14)
Total from investment operations             .29                  .30                      1.04              (.08)
Less distributions from:
    Net investment income                    (.40)               (.20)                     (.69)             (.06)
Change in net asset value                    (.11)                .10                       .35              (.14)

Net asset value, end of period               $12.13            $12.24                    $12.42            $12.07

Total return (b)                             2.37%             2.45%                     9.19%              (.60%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   6.48%(c)          6.64%(c)                  5.70%              5.63%(c)
     Expenses, after expense reductions      .59%(c)            .58%(c)                  1.51%              1.43%(c)
     Expenses, before expense reductions     24.64%(c)       305.74%(c)                  3.79%              1.43%(c)

Portfolio turnover rate                      10.62%           23.27%                    28.31%             80.58%

Net assets at end of period (000)            $184                $9                        $0               $27

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
* On September  28,1995,  all Class B shares were converted into Class A shares.
** Sales of Class I shares commenced on July 5, 1996.

f i n a n c i a l   h i g h l i g h t s


Thornburg Limited Term  Income Fund
 Per share operating performance
(for a share outstanding throughout the period)

                                        Six Months
                                 EndedYear Ended September 30,
                                       March 31, 1997          1996                     1995               1994             1993
Class of Shares:                             A                   A                        A                  A               A

Net asset value, beginning of period         $12.23             $12.11                 $11.83            $12.55            $12.22
Income from investment operations:
Net investment income                        .38                   .76                    .76               .67               .77
Net realized and unrealized
    gain (loss) on investments               (.08)                 .12                    .28              (.69)              .33
Total from investment operations             .30                   .88                   1.04              (.02)             1.10
Less distributions from:
    Net investment income                    (.38)                (.76)                  (.76)             (.67)             (.77)
    Realized capital gain                    --                     --                      --                 (.03)        --
Change in net asset value                    (.08)                 .12                    .28              (.72)              .33

Net asset value, end of period               $12.15             $12.23                 $12.11            $11.83            $12.55

Total return (a)                             2.47%            7.54%                    9.22%           (.14%)               9.35%
Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                    6.22%(b)         6.31%                    6.50%              5.51%             5.85%
    Expenses, after expense reductions       1.00%(b)          .95%                     .83%               .66%              .37%
    Expenses, before expense reductions      1.27%(b)         1.37%                    1.48%              1.47%             2.10%

Portfolio turnover rate                      5.45%           44.35%                   43.12%             84.35%            93.88%

Net assets at end of period (000)            $27,485           $23,433                $23,222            $21,683          $20,065

(a)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.

f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Limited Term Income Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                                  Period from
                                         Six Months                                                   September 1, (a)
                                           Ended                Year Ended September 30,             to September 30,
                                       March 31, 1997            1996                    1995              1994
Class of Shares:                             C                    C                       C                 C

Net asset value, beginning of period         $12.20            $12.08                    $11.78            $11.92
Income from investment operations:
Net investment income                        .36                  .71                       .70               .06
Net realized and unrealized
    gain (loss) on investments               (.08)                .12                       .30              (.14)
Total from investment operations             .28                  .83                      1.00              (.08)
Less distributions from:
    Net investment income                    (.36)               (.71)                     (.79)             (.06)
Change in net asset value                    (.08)                .12                       .30              (.14)

Net asset value, end of period               $12.12            $12.20                    $12.08            $11.78

Total return (b)                             2.27%             7.12%                     8.87%              (.72%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   5.82%(c)          5.91%                     6.03%              5.14%(c)
     Expenses, after expense reductions      1.40%(c)          1.36%                     1.36%              1.20%(c)
     Expenses, before expense reductions     1.96%(c)          3.20%                     4.75%              1.20%(c)

Portfolio turnover rate                      5.45%            44.35%                    43.12%             84.35%

Net assets at end of period (000)            $4,968            $2,695                     $1,032            $53

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Limited Term Income Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                                    Period from
                                         Six Months                                                     September 1, (a)
                                           Ended               Year Ended September 30,                 to September 30,
                                          March 31, 1997        1996                     1995             1994
Class of Shares:                             I                   I**                      B*                B

Net asset value, beginning of period         $12.23            $11.95                    $11.82            $11.92
Income from investment operations:
Net investment income                        .40                  .19                       .72               .06
Net realized and unrealized
    gain (loss) on investments               (.08)                .28                       .28              (.10)
Total from investment operations             .32                  .47                      1.00              (.04)
Less distributions from:
    Net investment income                    (.40)               (.19)                     (.72)             (.06)
Change in net asset value                    (.08)                .28                       .28              (.10)

Net asset value, end of period               $12.15            $12.23                    $12.10            $11.82

Total return (b)                             2.63%             3.97%                     9.22%              (.37%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   6.53%(c)          6.67%(c)                  5.96%              5.13%(c)
     Expenses, after expense reductions      .69%(c)            .69%(c)                  1.40%              1.14%(c)
     Expenses, before expense reductions     3.03%(c)          4.26%(c)                 19.72%              1.14%(c)

Portfolio turnover rate                      5.45%            44.35%                    43.12%             84.35%

Net assets at end of period (000)            $2,067               $797                      $0              $10

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
* On September  28,1995,  all Class B shares were converted into Class A shares.
** Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e   o f   i n v e s t m e n t s

Thornburg Limited Term U. S. Government Fund
March 31, 1997 ...... CUSIPS:  Class A - 885-215-103, Class C  - 885-215-830, Class I - 885-215-699


 Principal          Security Name ..............................................................................               Value
                                                                                                                          ----------
U.S. Government Agencies (54.59%) (Cost $74,505,340)
$  279,982          Bear Stearns Secured Investors Trust, Collateralized Mortgage Obligation
                    Series 1, Class D, 9.00% due 6/1/17 ........................................................          $  283,569
   394,911          Collateralized Mortgage Security Corp. Series 1989-2, Class F, 9.30% due 2/25/19 ...........             403,547
    83,781          Federal Home Loan Mortgage Corporation, Pool# M30002, 9.00% due 11/1/05 ....................              85,456
 4,339,925          Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/03 .....................           4,316,619
   464,695          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 150, Class E, 9.00% due 1/15/06 .....................................................             471,665
 4,100,000          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 1143, Class VC, 7.50% due 9/15/00 ...................................................           4,057,688
 5,000,000          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 1216, Class E, 7.00% due 3/15/05 ....................................................           4,993,750
 2,000,000          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 1330, Class E, 7.00% due 9/15/99 ....................................................           1,995,000
 1,534,348          Federal Home Loan Mortgage Corporation, Pool # E00107, 8.00% due 7/1/07 ....................           1,563,623
 1,000,000          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 1586, Class FA, 6.25% (adjustable rate) due 8/15/07 .................................             983,430
 2,000,000          Federal Farm Credit Bank Medium Term Note, 7.95% due 1/2/98 ................................           2,025,620
 7,000,000          Federal Home Loan Bank, Consolidated Bonds, 4.30% due 6/30/97 ..............................           6,949,600
 2,100,000          Federal Home Loan Bank Board, 7.11% due 8/19/99 ............................................           2,102,961
 2,265,000          Federal Home Loan Bank Board, 6.50% due 11/29/05 ...........................................           2,170,142
   766,267          Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/16 ....................             808,051
   149,817          Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due 11/1/10 ...................             163,249
   510,465          Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/08 .....................             526,427
   467,630          Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                    Series 59, Class D, 9.70% due 1/15/16 ......................................................             470,553
   304,868          Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/08 .....................             317,157
   635,358          Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/04 .....................             657,392
   193,537          Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due 5/1/10 .....................             206,922
    46,633          Federal Home Loan Mortgage Corporation, Pool# 250936, 10.50% due 8/1/99 ....................              49,110
   205,197          Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/10 ....................             224,262
    74,007          Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due 8/1/00 ....................              78,056
   358,124          Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/14 ....................             371,350
   350,201          Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/01 ....................             360,308
   729,765          Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/02 .....................             734,749
   311,865          Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/10 .....................             327,673
   243,323          Federal Home Loan Mortgage Corporation, Pool# 770297, 6.75% (adjustable rate) due 6/1/18 ...             241,145
    21,227          Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due 7/1/00 ....................              21,910
   244,971          Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due 8/1/01 .....................             253,239
    88,002          Federal Home Loan Mortgage Corporation, Pool# 272107, 10.00% due 5/1/16 ....................              96,155
   250,872          Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due 8/1/16 .....................             264,552
   261,950          Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due 10/1/16 ....................             276,234
    93,329          Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due 7/1/10 ....................             101,844
   247,272          Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/17 .....................             266,394
   123,400          Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/17 ....................             134,506
   150,413          Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due 9/1/00 ....................             159,155
   514,703          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 133, Class JB, 8.00% due 3/25/98 ....................................................             513,092
 1,250,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1992-33, Class F, 6.37% (adjustable rate) due 3/25/22 ...............................           1,219,138
 1,650,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1992-60, Class C, 7.50% due 4/25/99 .................................................           1,660,824

s c h e d u l e  o f  i n v e s t m e n t s (continued)

Thornburg Limited Term U. S. Government Fund

                    Principal Security Name ....................................................................               Value
 1,000,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 62, Class E, 7.00% due 5/25/99 ......................................................           1,004,680
   273,575          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 134, Class M, 6.00% due 3/25/20 .....................................................             272,119
 1,150,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1992-145, Class L, 7.50% due 1/25/06 ................................................           1,133,819
 1,900,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1993-12, Class EC, 7.50% due 9/25/01 ................................................           1,868,517
   500,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1993-185, Class FJ, 5.98% (adjustable rate) due 9/25/22 .............................             475,310
 1,800,000          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1993-187, Class FC, 5.98% (adjustable rate) due 11/25/21 ............................           1,716,174
    54,883          Federal National Mortgage Association, Pool# 02473, 10.50% due 1/1/01 ......................              57,627
 1,085,964          Federal National Mortgage Association, Pool# 08307, 8.00% due 5/1/08 .......................           1,108,020
   115,715          Federal National Mortgage Association, Pool# 10294, 8.50% due 9/1/07 .......................             118,157
    21,098          Federal National Mortgage Association, Pool# 16072, 11.50% due 5/1/00 ......................              22,786
   237,435          Federal National Mortgage Association, Pool# 19535, 10.25% due 7/1/08 ......................             255,737
   186,659          Federal National Mortgage Association, Collateralized Mortgage Obligation
                    Series 1989-2, Class C, 8.80% due 4/25/17 ..................................................             187,126
 1,640,331          Federal National Mortgage Association, Pool# 33356, 9.25% due 8/1/16 .......................           1,737,717
   118,012          Federal National Mortgage Association, Pool# 38493, 8.75% due 10/1/08 ......................             122,289
   193,065          Federal National Mortgage Association, Pool# 40526, 9.25% due 1/1/17 .......................             204,527
 1,261,612          Federal National Mortgage Association, Pool# 44003, 8.00% due 6/1/17 .......................           1,278,165
    66,818          Federal National Mortgage Association, Pool# 50409, 9.00% due 2/1/98 .......................              67,123
   456,409          Federal National Mortgage Association, Pool# 58816, 9.25% due 12/1/02 ......................             474,492
   679,148          Federal National Mortgage Association, Pool # 63791, 8.25% due 7/01/02 .....................             688,731
   880,240          Federal National Mortgage Association, Pool# 64011, 9.25% due 7/1/03 .......................             915,151
 5,000,000          Federal National Mortgage Association, Pool# 73040, 7.625% due 9/1/01 ......................           5,187,500
   860,735          Federal National Mortgage Association, Pool# 76388, 9.25% due 9/1/18 .......................             912,017
   232,759          Federal National Mortgage Association, Pool# 77725, 9.75% due 10/1/18 ......................             248,836
   375,000          Federal National Mortgage Association, Medium Term Note, 6.05% due 6/30/03 .................             356,779
   794,596          Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/16 .....................             857,536
 1,968,959          Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/21 ......................           2,036,869
 1,018,395          Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/24 .....................           1,053,519
   347,876          Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/17 .....................             364,518
   217,478          Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/17 .....................             233,017
 1,077,152          Government National Mortgage Association, GNMA II Pool# 623, 8.00% due 9/20/16 .............           1,093,784
   127,503          Government National Mortgage Association, GNMA II Pool# 862, 9.00% due 10/20/02 ............             132,643
    34,023          Government National Mortgage Association, GNMA II Pool# 956, 10.00% due 3/20/03 ............              35,724
    46,501          Government National Mortgage Association, GNMA II Pool# 1228, 10.00% due 7/20/04 ...........              48,827
   151,274          Government National Mortgage Association, GNMA II Pool# 1408, 9.50% due 5/20/05 ............             159,641
 1,235,060          Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/03 ..................           1,265,937
 1,290,146          Government National Mortgage Association, Pool# 19832 Project Loan, 8.25% due 7/15/05 ......           1,295,384
   123,616          Government National Mortgage Association, Pool# 35861, 10.875% due 2/15/10 .................             135,450
    36,489          Government National Mortgage Association, GNMA II Pool# 112262,
                    11.50% due 2/20/99 .........................................................................              38,405
    37,283          Government National Mortgage Association, Pool# 161848, 9.00% due 8/15/01 ..................              38,713
   156,990          Government National Mortgage Association, Pool# 276712, 11.00% due 3/15/00 .................             162,484
   411,052          Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/05 .................             432,118
   525,710          Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/06 .................             532,281
    83,326          Small Business Administration Series 1988-10B, 9.80% due 6/01/98 ...........................              85,054
   800,000          Tennessee Valley Authority, 8.375% due 10/01/99 ............................................             830,128
 1,000,000          Tennessee Valley Authority, 7.45% due 10/15/01 .............................................           1,008,590

                    Total U.S. Government Agencies .............................................................         $75,160,138

s c h e d u l e   o f   i n v e s t m e n t s (continued)

Thornburg Limited Term U. S. Government Fund


   PrincipalSecurity Name                                                                                                   Value

 United States Treasury (45.41%)(Cost $62,446,929)

 1,500,000          United States Treasury Notes, 7.875% due 4/15/98 ...........................................           1,526,010
 5,000,000          United States Treasury Notes, 8.25% due 7/15/98 ...................................                    5,121,850
10,000,000          United States Treasury Notes, 7.50% due 11/15/01 ...........................................          10,282,800
 2,000,000          United States Treasury Notes, 6.375% due 8/15/02 ...........................................           1,963,440
 1,200,000          United States Treasury Notes, 6.25% due 2/15/03 ............................................           1,167,372
 2,000,000          United States Treasury Notes, 7.25 due 5/15/04 .............................................           2,040,320
 4,600,000          United States Treasury Notes, 6.875% due 7/31/99 ...........................................           4,634,500
 5,200,000          United States Treasury Notes, 7.25% due 8/15/04 ............................................           5,303,168
23,250,000          United States Treasury Notes, 6.875% due 8/31/99 ...........................................          23,420,655
 1,500,000          United States Treasury Notes, 7.50% due 10/31/99 ...........................................           1,532,340
 1,300,000          United States Treasury Notes, 7.75% due 1/31/00 ............................................           1,337,778
 1,400,000          United States Treasury Notes, 6.50% due 5/15/05 ............................................           1,362,368
 1,800,000          United States Treasury Notes, 8.50% due 7/15/97 ............................................           1,814,616
 1,000,000          United States Treasury Notes, 7.875% due 1/15/98 ...........................................           1,014,060


Total United States $                                                                                 62,521,277

TOTAL INVESTMENTS  ($                                                                                137,681,415

See notes to financial statements.

s c h e d u l e  o f  i n v e s t m e n t s (continued)

Thornburg Limited Term Income Fund
March 31, 1997 CUSIPS: Class A - 885-215-509,  Class C - 885-215-764 , Class I -
885-215-681 NASDAQ Symbols: Class A - THIFX, Class C - THICX (Proposed), Class I
- THIIX (Proposed)

                                                                                                      Credit  Rating+
   Principal           Security Name                                                                  Moody's/S&P      Value

U.S. GOVERNMENT SECURITIES  - 12.22% (Cost $4,132,090)
   750,000     United States Treasury Notes, 8.00% due 5/15/01                                         Aaa/AAA        783,630
   250,000     United States Treasury Notes, 6.375% due 1/15/99                                        Aaa/AAA        250,000
   500,000     United States Treasury Notes, 6.25% due 2/15/03                                         Aaa/AAA        486,405
   600,000     United States Treasury Notes, 4.75% due 10/31/98                                        Aaa/AAA        585,654
   950,000     United States Treasury Notes, 6.875% due 8/31/99                                        Aaa/AAA        956,973
 1,100,000     United States Treasury Notes, 6.50% due 5/15/05                                          Aaa/AA      1,070,432

               Total U. S. Govertment Securities                                                                   $4,133,094

               U.S. GOVERNMENT AGENCIES  - 22.22% (Cost $7,475,922)
                                                                                                                   ----------
   392,488     Federal Home Loan Mortgage Corp., CMO Series 1019 Class E, 8.75% due 7/15/20            Aaa/AAA        399,969
    81,327     Federal Home Loan Mortgage Corp., CMO Series 1060 Class F, 7.25% due 2/15/01            Aaa/AAA         81,632
   500,000     Federal Home Loan Mortgage Corp., CMO Series 1208 Class D, 5.86% due 2/15/22            Aaa/AAA        492,030
   500,000     Federal Home Loan Mortgage Corp., CMO Series 1327 E, 7.50% due 7/15/07                  Aaa/AAA        499,840
   900,000     Federal Home Loan Bank Board, 7.11% due 8/19/99                                         Aaa/AAA        901,269
    89,005     Federal Home Loan Mortgage Corp., Pool #141540, 9.00% due 5/1/09                        Aaa/AAA         93,517
    83,205     Federal Home Loan Mortgage Corp., CMO Series 37 C, 9.00% due 4/15/20                    Aaa/AAA         84,479
    98,170     Federal Home Loan Mortgage Corp., Pool #216639, 8.25% due 4/1/02                        Aaa/AAA         98,859
    31,173     Federal Home Loan Mortgage Corp., Pool #220005, 8.75% due 4/1/01                        Aaa/AAA         32,225
     5,964     Federal Home Loan Mortgage Corp., Pool #296006, 8.00% due 6/1/17                        Aaa/AAA          6,070
   167,179     Federal Home Loan Mortgage Corp., Pool #503253, 9.50% due 7/1/05                        Aaa/AAA        174,911
   555,688     Federal Home Loan Mortgage Corp., Pool #850082, 9.00% due 10/1/05                       Aaa/AAA        575,138
   870,000     Federal National Mortgage Association, CMO Series 92-60 C, 7.50% due 4/25/99            Aaa/AAA        875,708
   224,550     Federal National Mortgage Association, CMO Series 92-150 G, 6.75% due 9/25/18           Aaa/AAA        224,339
   600,000     Federal National Mortgage Association, CMO Series G94-7 B, 7.50% due 5/17/24            Aaa/AAA        599,250
 1,000,000     Federal National Mortgage Association, REMIC Trust, 6.718% due 12/25/11                 Aaa/AAA        999,168
    72,561     Federal National Mortgage Association, Pool #1768, 8.00% due 10/1/06                    Aaa/AAA         73,798
    26,088     Federal National Mortgage Association, Pool #103348, 9.00% due 10/1/97                  Aaa/AAA         26,208
    24,120     Federal National Mortgage Association, Pool #098078, 9.00% due 11/1/97                  Aaa/AAA         24,230
   743,044     Federal National Mortgage Association, Pool # 297033, 8.00% due 12/1/09                 Aaa/AAA        758,136
   408,086     Government National Mortgage Association, Pool #827148, 6.50% due 2/20/24               Aaa/AAA        414,016
    79,306     Government National Mortgage Association, Pool #305541, 9.00% due 5/15/03               Aaa/AAA         83,272

               Total U. S. Government Agencies                                                                     $7,518,064

               MORTGAGE BACKED  SECURITIES - 1.56% (Cost $535,514)
                                                                                                                   ----------
    46,183     Collateralized Mortgage Obligation Trust, Series 56 B, 9.985% due 1/1/19                Aaa/AAA         49,402
   500,000     GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/08                         Aaa/AAA        476,870

               Total Mortgage Backed Securities                                                                    $  526,272


CORPORATE BONDS - 6.46% (Cost $2,196,631

FINANCIAL
   500,000     Transamerica Financial Corporation Series MTNC SUB, 6.06% due 6/15/98                      A3/A     $  497,310

HEALTH SERVICES
   500,000     Waukesha Health Systems, Incorporated, 5.575% due 8/15/26, put 4/7/97
               weekly demand notes (LOC: Bank of America)                                            Aa3/VMIG1     $  500,000

s c h e d u l e  o f  i n v e s t m e n t s (continued)
Thornburg Limited Term Income Fund
                                                                                                                  Credit Rating+
 Principal     Security Name                                                                       Moody's/S&P         Value

REAL ESTATE
   181,125     Equitable Lord Realty Corporation, 10.50% due 12/30/97 (Debt assumed by Equitable Life)   A2/AA-       184,844
 1,000,000     Fisher Brothers Realty Euronotes, 10.75% due 12/17/00                                     NR/BBB     1,002,500

               Total Corporate                                                                                     $1,187,344

TAXABLE MUNICIPAL BONDS  - 31.05% (Cost $10,429,972)
   330,000     Baltimore Economic Development Authority, 8.50% due 8/1/02 (Arcade LP Project)             A/BBB+        343,085
   100,000     Beaumont Housing Multifamily Mortgage Series 1995B, 7.50% due 6/15/00 (LOC: FHA)           Aaa/NR        100,276
 1,025,000     Connecticut St. Development Authority, 8.55% due 8/15/05                                    NR/A+      1,087,607
   905,000     Cook County Township High School District # 205 Series 1995-B,
               8.30% due 12/1/97 (Insured: FGIC)                                                         Aaa/AAA        917,969
   115,000     Duquesne Pennsylvania General Obligation, 6.75 due 12/15/01 (Insured: MBIA)                NR/AAA        112,279
   125,000     Duquesne Pennsylvania General Obligation, 6.75 due 12/15/02 (Insured: MBIA)                NR/AAA        121,447
   130,000     Duquesne Pennsylvania General Obligation, 6.75 due 12/15/03 (Insured: MBIA)                NR/AAA        125,426
   340,000     Gardena Financing Agency Lease, 6.50% due 7/1/98 (Municipal Mutual Insurance Project)      NR/BBB        339,239
 1,000,000     Greater Valley Medical Building Partnership, Seriies 1996, 6.95% due 3/1/21,
               put 3/1/01 (LOC: Krediet Bank)                                                             Aa2/AA      1,000,050
   845,000     Idaho Housing Multifamily Housing Revenue Series 94-B, 8.15% due 7/1/04                      A/NR        872,378
   100,000     Kiryas Joel Village, New York General Obligation Series B, 8.50% due 1/1/00                Baa/NR        102,798
 1,000,000     Los Angeles County Pension Obligation, 8.30% due 6/30/02 (Insured: FSA)                   Aaa/AAA      1,047,270
   905,000     Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/12
               (Nursing Home Project; LOC: Sumitumo Bank)                                                   NR/A        910,430
   300,000     Massachusetts Industrial Financing Authority Resource Recovery Revenue
               Refunding, 6.95% due 7/1/99 (Insured: FSA)                                                Aaa/AAA        299,931
   305,000     New Jersey Economic Development Authority Series B, 7.10% due 9/15/02                       A1/A+        302,926
    50,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.40% due 11/1/98            NR/A+         50,106
    95,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.95% due 11/1/00            NR/A+         96,167
 6,700,000     New Orleans Home Mortgage Authority Single Family Mortgage Revenue Refunding
               Series 1994-A, 0% due 10/1/15 (Insured: MBIA)                                             Aaa/AAA      1,285,730
   100,000     New York City Series D, 10.00% due 8/1/05                                               Baa1/BBB+        110,890
 1,000,000     Pennsylvania Housing Finance Agency, 8.40% due 4/1/10                                      Aa/AA+      1,029,900
    45,000     Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/03                                   A1/NR         44,149
   200,000     University of Southern California Revenue, 9.35% due 10/1/00                                Aa/AA        204,400

               Total Taxable Municipal                                                                              $10,504,453

FOREIGN SECURITIES - 22.36% (Cost $7,261,477)
 2,000,000     British Columbia Province, 9.00% due 6/21/04                                              Aa1/AA+      1,638,482
 1,000,000     Irish Government, 8.00% due 8/18/06                                                         A1/NR      1,705,826
 1,000,000     Manitoba Province, 7.875% due 4/7/03                                                        A1/NR        775,305
 1,500,000     New Zealand Government,8.00% due 4/15/04                                                  Aaa/AAA      1,040,939
 1,400,000     New Zealand Government,10.00% due 3/15/02                                                  Aaa/NR      1,051,063
 1,800,000     Metropolitan Toronto, 7.75% due 12/1/05                                                     A1/NR      1,354,052


Total Foreign Securities                                                                                             $7,565,667

COMMERCIAL PAPER - 4.13% (Cost $1,398,656)
   700,000     Merrill Lynch, 5.90% due 4/07/97                                                                         699,344
   700,000     Ford Motor Credit Company, 5.62% due 4/07/97                                                             699,312


Total Commercial Paper                                                                                               $1,398,656


                     Total Investments (100%) (Cost $33,430,262)                                                    $33,830,860
                     +Credit ratings are unaudited
                       See notes to financial statements.


Thornburg Limited Term U.S. Government Fund
Outperformed Taxable  Money Market Funds
Increase in a $100,000 Investment
11/30/87 to 3/31/97 on NAV






Thornburg Limited Term Income Fund
Outperformed Taxable  Money Market Funds
Return from a $100,000 Investment
10/1/92 to 3/31/97



Thornburg Limited Term Municipal Fund - National Portfolio
LTMFX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 5 years or less.

Thornburg Limited  Term  Municipal  Fund -  California  Portfolio
LTCAX, a single state companion portfolio to LTMFX, offers California investors double tax-free** yields in a laddered, short maturity portfolio. The Fund has an average maturity of 5 years or less.

Thornburg  Intermediate  Municipal Fund.
THIMX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 10 years or less.

Thornburg Florida Intermediate Municipal Fund
Thornburg Florida Intermediate Fund, a single state companion fund to THIMX, offers Florida investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.

Thornburg New Mexico Intermediate Municipal Fund THNMX, a single state companion fund to
THIMX, offers New Mexico investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less. Thornburg Limited

Term U.S. Government Fund LTUSX is an open end mutual fund which invests in short to intermediate obligations issued by the U.S. Government, its agencies or instrumentalities***. It has an average maturity of 5 years or less. It is particularly suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Limited Term Income Fund THIFX is an open end mutual fund which invests in a wide variety of taxable, investment grade, short to intermediate obligations. The Fund keeps a weighted average maturity of 5 years or less. It is also suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Value Fund A mutual fund that invests primarily in domestic equities selected on a compelling value basis using traditional fundamental research evaluation methods.